CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 19,814		$ 17,786
Short-term bank deposits	10,059		10,048
Short-term restricted deposits			2,307
Accounts receivable-trade, net	18,387		21,156
Other accounts receivable and prepaid expenses	3,314	[1]	4,587
Inventories, net	29,395	[1]	33,031
Assets held for sale	9,959
Total current assets	90,928		88,915
INVESTMENT AND OTHER NON CURRENT ASSETS:
Investment in an affiliated company	2,289		1,264
Funds in respect of employee rights upon retirement	2,900		3,318
Deferred income taxes	1,616		2,535
Total investment and other non current assets	6,805		7,117
PROPERTY, PLANT AND EQUIPMENT, NET	11,147	[1]	12,910
Total long-term assets	17,952		20,027
Total assets	108,880		108,942
CURRENT LIABILITIES:
Short term bank loan and current maturities of long-term loans	910		3,274
Accounts payable trade	6,941		6,804
Other accounts payable and accrued expenses	5,815	[1]	7,407
Liabilities held for sale	3,428
Total current liabilities	17,094		17,485
NON CURRENT LIABILITIES:
Long-term loans, net of current maturities			1,116
Other long-term liabilities	58
Liability in respect of employee rights upon retirement	3,140		3,815
Deferred income taxes	1,058		1,490
Total long-term liabilities	4,256		6,421
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 14)
Total liabilities	21,350		23,906
EQUITY:
Ordinary shares of NIS 0.9 par value : Authorized: 10,000,000 shares at December 31, 2013 and 2012; Issued: 9,079,709 and 9,073,043 shares at December 31, 2013 and 2012, respectively; Outstanding: 8,805,236 and 8,798,570 shares at December 31, 2013 and 2012, respectively	2,792		2,790
Additional paid-in capital	64,454		64,410
Treasury stock, at cost, 274,473 shares at December 31, 2013 and 2012	(2,088)		(2,088)
Accumulated other comprehensive loss	(429)		(897)
Retained earnings	20,840		18,018
Total shareholders' equity	85,569		82,233
Non-controlling interest	1,961		2,803
Total equity	87,530		85,036
Total liabilities and equity	$ 108,880		$ 108,942

[1]	Excluding held for sale assets at December 31, 2013